Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 13,766	$ 164,064
Expense related to issuance of debt	(310,228)	(984,320)
Amortized cost	1,236,004	1,310,414
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,794,470,357	2,091,463,996
Loans obtained-financing institutions	536,422,333	431,659,853
Debt payments	(620,190,507)	(436,838,825)
Accrued interest	74,313,214	75,414,835
Interest paid	(70,733,122)	(75,009,928)
Foreign exchange	112,266,352	(200,072,975)
At the end of the period	$ 1,826,548,627	$ 1,886,616,956